Document Entity Information - USD ($) shares in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2017	Feb. 09, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	AT&T Inc.
Entity Central Index Key	0000732717
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		6,142
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Public Float			$ 232
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Trading Symbol	T